Subsequent Events	7 Months Ended	9 Months Ended
	Dec. 31, 2022	Sep. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through July 17, 2023, the date that the financial statements were available to be issued. Based upon this review, other than as described within these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements other than those described below.

Founder Shares

In connection with the increase in the size of the Proposed Public Offering, on February 8, 2023, the Company declared a 42.22% share dividend on each Founder Share, thereby increasing the number of issued and outstanding Founder Shares to 3,066,667, including up to an aggregate of 400,000 Founder Shares subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full or in part. All share amounts presented have been retroactively restated to reflect the share dividend.

Promissory Note — Related Party

During the period from January 1, 2023 through July 17, 2023, the Company drew $82,610 of the $300,000 available under the promissory note with the Sponsor, the proceeds of which were used to pay for vendor invoices. Additionally, on February 17, 2023, the Company converted the remaining balance due to the Sponsor of $35,000 through a draw under the promissory note. As of July 17, 2023, the total outstanding balance under the promissory note was $117,610.

NOTE 8 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through November 14, 2023, the date that the financial statements were available to be issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements other than those described below.

Underwriters’ Over-allotment Option

The underwriters had a 45-day option from August 17, 2023 (the date of the prospectus) to purchase up to an additional 1,125,000 units to cover over-allotments, if any. On October 1, 2023, the over-allotment option period expired, with the underwriters not exercising their over-allotment option.

Founder Shares

In connection with the underwriters not exercising their over-allotment option, on October 1, 2023, the Sponsor forfeited an aggregate of 375,000 Founder Shares for no consideration, resulting in the Sponsor holding an aggregate of 2,500,000 Founder Shares.